Series E Total Return Bond Series Expense Example - Series E Total Return Bond Series - Series E Total Return Bond Series	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	$ 1,201